Filed pursuant to Rule 497(e)
Registration Nos. 002-84222; 811-03758

Matrix Advisors Value Fund, Inc. (MAVFX)

September 13, 2018

Supplement to the
 Statement of Additional Information dated October 31, 2017

Steven Pisarkiewicz has retired as Senior Vice President of the Matrix Advisors Value Fund, Inc.  Accordingly, all references to Mr. Pisarkiewicz in the Statement of Additional Information are deleted and should be disregarded in their entirety.

Please retain this Supplement with your Statement of Additional Information for future reference.